UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Micro Cap Equity Fund July 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.8%**

	Shares	Value
CONSUMER DISCRETIONARY — 1.1%
Citi Trends *	800	$11,224

ENERGY — 8.1%
Dawson Geophysical *	500	19,845
Georesources *	700	17,864
Natural Gas Services Group *	1,200	19,092
RPC	500	11,810
Thermon Group Holdings *	800	11,200

		79,811

FINANCIALS — 18.7%
Bancorp Rhode Island	253	11,099
Berkshire Hills Bancorp	696	15,253
Bryn Mawr Bank	700	14,084
Calamos Asset Management, Cl A	1,355	18,455
Columbia Banking System	750	13,208
Financial Institutions	900	15,093
Iberiabank	200	10,194
OceanFirst Financial	1,200	16,140
Park Sterling *	1,200	5,628
Renasant	758	11,597
Sterling Bancorp, Cl N	1,011	9,554
Virginia Commerce Bancorp *	1,071	6,822
Webster Financial	483	9,863
West Coast Bancorp *	759	12,357
WSFS Financial	400	15,884

		185,231

HEALTH CARE — 15.4%
Bio-Reference Labs *	741	14,776
BioScrip *	1,336	9,592
Hanger Orthopedic Group *	894	18,783
HMS Holdings *	200	15,120
Medtox Scientific	992	15,485
Merit Medical Systems *	962	15,075
MWI Veterinary Supply *	200	17,812
National Research	500	18,215
Transcend Services *	166	4,824
US Physical Therapy	919	22,129

		151,811

INDUSTRIALS — 25.4%
Altra Holdings *	600	13,344
AZZ	174	8,705
Colfax *	598	16,188
CTPartners Executive Search *	635	6,877
Douglas Dynamics	581	8,825
DXP Enterprises *	600	16,314
Exponent *	105	4,390
GP Strategies *	810	10,489
Great Lakes Dredge & Dock	1,929	11,477
Hill International *	1,703	9,145
Hurco *	543	15,975
II-VI *	621	15,544
Knight Transportation	557	8,767
LMI Aerospace *	483	11,104
Marten Transport	422	8,681
Multi-Color	557	15,000
Old Dominion Freight Line *	200	7,410
On Assignment *	703	7,171
Raven Industries	250	13,208
Sterling Construction *	707	9,050
Team *	524	14,017
Titan Machinery *	462	12,201
Vitran *	734	7,560

		251,442

INFORMATION TECHNOLOGY — 15.8%
Bitstream, Cl A *	1,400	7,658
Dynamics Research *	1,148	13,879
EMS Technologies *	290	9,535
Forrester Research	323	10,207
IXYS *	1,043	14,227
KVH Industries *	900	8,613
Mellanox Technologies *	580	20,213
Methode Electronics	1,314	13,902
PDF Solutions *	1,417	8,502
Radiant Systems *	298	8,401
Rimage	1,500	22,230
Vocus *	650	18,570

		155,937

TECHNOLOGY — 3.3%
AXT *	2,016	17,600
Interactive Intelligence Group *	400	15,204

		32,804

TOTAL COMMON STOCK
(Cost $899,278)		$868,260

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Micro Cap Equity Fund July 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS — continued
CASH EQUIVALENT — 11.5%

	Shares	Value
BlackRock Liquidity Funds T-Fund
Portfolio, 0.010% (A)
(Cost $114,088)	114,088	$114,088

TOTAL INVESTMENTS— 99.3%
(Cost $1,013,366) †		$982,348

Percentages are based on Net Assets of $989,461.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.
Cl — Class
As of July 31, 2011, all of the Fund’s investments were considered level 1, in accordance with ASC-820.
For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,013,366, and the unrealized appreciation and depreciation were $41,409 and ($72,427) respectively.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.
ACP-QH-001-0100

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Small Cap Equity Fund July 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.2%**

	Shares	Value
CONSUMER DISCRETIONARY — 3.5%
Citi Trends *	800	$11,224
Hibbett Sports *	294	11,537
Zagg *	700	10,745

		33,506

ENERGY — 8.0%
Berry Petroleum, Cl A	300	17,205
Patterson-UTI Energy	500	16,265
Tesco	700	14,882
Tesoro *	400	9,716
Unit *	300	18,003

		76,071

FINANCIALS — 8.1%
BankUnited	300	7,473
Brookline Bancorp	1,371	11,722
Evercore Partners, Cl A	471	13,391
First Republic Bank *	310	8,779
MB Financial	600	12,114
PacWest Bancorp	500	9,925
Wintrust Financial	400	13,672

		77,076

HEALTH CARE — 20.0%
BioMarin Pharmaceutical *	312	9,744
Bio-Rad Laboratories, Cl A *	76	8,284
Bio-Reference Labs *	800	15,952
Bruker *	600	10,332
Catalyst Health Solutions *	236	15,465
Haemonetics *	132	8,646
ICU Medical *	200	8,496
Luminex *	671	13,655
Medidata Solutions *	400	8,172
Natus Medical *	1,187	13,686
Parexel International *	393	8,068
Salix Pharmaceuticals *	378	14,659
Sirona Dental Systems *	300	15,174
Techne	100	7,579
Teleflex	324	19,514
United Therapeutics *	200	11,476

		188,902

INDUSTRIALS — 25.0%
Advisory Board *	163	8,727
Aecom Technology *	700	17,318
Ameresco, Cl A *	1,200	16,152
AO Smith	412	17,086
CH Robinson Worldwide	100	7,231
CPI Aerostructures *	1,000	14,110
DigitalGlobe *	600	15,672
Expeditors International of Washington	200	9,544
Graco	300	13,179
Healthcare Services Group	885	13,886
Hexcel *	711	17,021
IHS, Cl A *	169	12,454
II-VI *	615	15,393
Knight Transportation	542	8,531
Knoll	871	15,896
Regal-Beloit	300	18,189
Roper Industries	200	16,326

		236,715

INFORMATION TECHNOLOGY — 23.6%
Booz Allen Hamilton Holding, Cl A *	900	16,371
Cavium *	296	10,209
Coherent *	371	17,819
Daktronics	1,400	13,902
DealerTrack Holdings *	500	11,595
Gartner *	289	10,667
MAXIMUS	186	7,185
Microsemi *	940	18,659
NeuStar, Cl A *	720	18,749
NVE *	400	22,028
OSI Systems *	465	19,200
Rogers *	432	20,943
Rovi *	300	15,891
Wright Express *	400	19,680

		222,898

TOTAL COMMON STOCK
(Cost $887,265)		835,168

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Small Cap Equity Fund July 31, 2011 (Unaudited)
CASH EQUIVALENT — 9.1%

	Shares	Value
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $85,605)	85,605	$85,605

TOTAL INVESTMENTS— 97.3%
(Cost $972,870) †		$920,773

Percentages are based on Net Assets of $946,384.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.
Cl — Class
As of July 31, 2011, all of the Fund’s investments were considered level 1 in accordance with ASC-820.
For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $972,870, and the unrealized appreciation and depreciation were $17,390 and ($69,487) respectively.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.
ACP-QH-001-0100

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ Phillip T. Masterson Philip T. Masterson
President
Date: 09/28/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Phillip T. Masterson Philip T. Masterson
President
Date: 09/28/2011

By (Signature and Title)	/S/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: 09/28/2011